UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Bahl & Gaynor Income Growth ETF
BGIG (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Bahl & Gaynor Income Growth ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgig/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth ETF	$24	0.45%
Managed Distributions
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$144,397,523
Number of Holdings	56
Net Advisory Fee	$287,768
Portfolio Turnover	8%
30-Day SEC Yield	2.21%
30-Day SEC Yield Unsubsidized	2.21%
Visit https://etf.bahl-gaynor.com/bgig/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Information Technology	18.9%
Health Care	15.6%
Industrials	13.1%
Consumer Staples	11.7%
Financials	11.4%
Energy	10.6%
Utilities	7.0%
Consumer Discretionary	6.6%
Real Estate	3.0%
Cash & Other	2.1%

Top 10 Issuers	(%)
Broadcom, Inc.	6.9%
Eli Lilly & Company	5.8%
Merck & Company, Inc.	4.4%
AbbVie, Inc.	4.2%
PepsiCo, Inc.	3.6%
Procter & Gamble Company	3.4%
Mondelez International, Inc.	3.2%
Eaton Corporation plc	3.2%
NextEra Energy, Inc.	3.0%
Chevron Corporation	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/bgig/.
Bahl & Gaynor Income Growth ETF	PAGE 1	TSR-SAR-26922B527

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor Investment Counsel documents not be householded, please contact Bahl & Gaynor Investment Counsel at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor Investment Counsel or your financial intermediary.
Bahl & Gaynor Income Growth ETF	PAGE 2	TSR-SAR-26922B527

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Bahl & Gaynor Income Growth ETF (Ticker: BGIG)
Core Financial Statements
June 30, 2024 (Unaudited)

Bahl & Gaynor Income Growth ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Consumer Discretionary - 6.6%
Home Depot, Inc.	9,964	$ 3,430,007
McDonald’s Corporation	15,547	3,961,998
Starbucks Corporation	27,558	2,145,390
		9,537,395
Consumer Staples - 11.7%
Keurig Dr Pepper, Inc.	64,330	2,148,622
Mondelez International, Inc. - Class A	71,451	4,675,753
PepsiCo, Inc.	31,638	5,218,055
Procter & Gamble Company	29,916	4,933,747
		16,976,177
Energy - 10.6%
Chevron Corporation	27,586	4,315,002
Exxon Mobil Corporation	13,669	1,573,575
Kinder Morgan, Inc.	62,696	1,245,770
ONEOK, Inc.	12,081	985,206
Phillips 66	21,426	3,024,708
Williams Companies, Inc.	96,933	4,119,652
		15,263,913
Financials - 11.4%
CME Group, Inc.	8,317	1,635,122
JPMorgan Chase & Company	14,137	2,859,350
Marsh & McLennan Companies, Inc.	18,364	3,869,662
PNC Financial Services Group, Inc.	23,878	3,712,551
Travelers Companies, Inc.	15,025	3,055,183
US Bancorp	32,329	1,283,461
		16,415,329
Health Care - 15.6%
Abbott Laboratories	7,531	782,546
AbbVie, Inc.	35,588	6,104,054
Amgen, Inc.	2,796	873,610
Eli Lilly & Company	9,275	8,397,400
Merck & Company, Inc.	51,210	6,339,798
		22,497,408
Industrials - 13.1%
Automatic Data Processing, Inc.	11,381	2,716,531
Eaton Corporation plc	14,616	4,582,847
Fastenal Company	14,058	883,405
General Dynamics Corporation	4,560	1,323,038
Illinois Tool Works, Inc.	8,093	1,917,717
Lockheed Martin Corporation	5,706	2,665,273
Paychex, Inc.	18,163	2,153,405
RTX Corporation	10,638	1,067,949
United Parcel Service, Inc. - Class B	11,752	1,608,261
		18,918,426
Information Technology - 18.9%
Broadcom, Inc.	6,247	10,029,746
Cisco Systems, Inc.	28,310	1,345,008
Corning, Inc.	48,959	1,902,057

	Shares	Value
Dell Technologies, Inc. - Class C	17,798	$2,454,522
HP, Inc.	20,981	734,755
Microsoft Corporation	7,085	3,166,641
NXP Semiconductors NV	6,197	1,667,551
QUALCOMM, Inc.	11,239	2,238,584
Texas Instruments, Inc.	19,020	3,699,961
		27,238,825
Materials - 1.7%
Air Products and Chemicals, Inc.	9,867	2,546,179
Real Estate - 3.0%
Prologis, Inc.	13,751	1,544,375
Realty Income Corporation	51,908	2,741,781
		4,286,156
Utilities - 7.0%
NextEra Energy, Inc.	61,305	4,341,007
PPL Corporation	39,780	1,099,917
Sempra	44,443	3,380,335
WEC Energy Group, Inc.	16,928	1,328,171
		10,149,430
TOTAL COMMON STOCKS (Cost $110,581,069)		143,829,238
	Par
SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bills - 0.5%
5.31%, 08/15/2024(a)	$66,000	65,569
5.32%, 08/22/2024(a)	59,000	58,555
5.34%, 08/29/2024(a)	54,000	53,535
5.39%, 09/05/2024(a)	86,000	85,179
5.36%, 09/12/2024(a)	105,000	103,888
5.37%, 09/19/2024(a)	181,000	178,905
5.35%, 09/26/2024(a)	160,000	157,982
TOTAL SHORT-TERM INVESTMENTS (Cost $703,652)		703,613
TOTAL INVESTMENTS - 100.1% (Cost $111,284,721)		$144,532,851
Liabilities in Excess of Other Assets - (0.1)%		(135,328)
TOTAL NET ASSETS - 100.0%		$144,397,523

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Zero coupon bond; the rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

Bahl & Gaynor Income Growth ETF
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

ASSETS:
Investments in securities, at value	$144,532,851
Dividends receivable	171,665
Cash	3,068
Total assets	144,707,584
LIABILITIES:
Distributions payable	257,500
Payable to adviser	52,561
Total liabilities	310,061
NET ASSETS	$144,397,523
Net Assets Consists of:
Paid-in capital	$103,896,709
Total distributable earnings	40,500,814
Total net assets	$144,397,523
Net assets	$144,397,523
Shares issued and outstanding(a)	5,180,000
Net asset value per share	$27.88
COST:
Investments in securities, at cost	$111,284,721

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements

2

Bahl & Gaynor Income Growth ETF
Statement of Operations
For the Period Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,685,104
Less: Dividend withholding taxes	(1,775)
Interest income	9,495
Total investment income	1,692,824
EXPENSES:
Investment advisory fee	287,768
Total expenses	287,768
NET INVESTMENT INCOME	1,405,056
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,838,700)
In-kind redemptions	10,281,663
Net realized gain	8,442,963
Net change in unrealized appreciation on:
Investments	2,053,006
Net change in unrealized appreciation	2,053,006
Net realized and unrealized gain	10,495,969
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,901,025

The accompanying notes are an integral part of these financial statements.

3

Bahl & Gaynor Income Growth ETF
Statements of Changes in Net Assets

	Period Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(a)
OPERATIONS:
Net investment income	$1,405,056	$877,107
Net realized gain	8,442,963	6,963,563
Net change in unrealized appreciation/(depreciation)	2,053,006	(4,008,956)
Net increase in net assets from operations	11,901,025	3,831,714
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,428,750)	(878,758)
Total distributions to shareholders	(1,428,750)	(878,758)
CAPITAL TRANSACTIONS:
Subscriptions	43,312,014	22,346,144
Subscriptions from shares issued in connection with in-kind contribution (See Note 7)	—	105,078,348
Redemptions	(23,519,493)	(16,244,721)
Net increase in net assets from capital transactions	19,792,521	111,179,771
Net increase in net assets	$30,264,796	$114,132,727
NET ASSETS:
Beginning of the period	$114,132,727	$—
End of the period	$144,397,523	$114,132,727
SHARES TRANSACTIONS
Subscriptions	1,600,000	910,000
Subscriptions in connection with in-kind contribution (See Note 7)	—	4,200,000
Redemptions	(870,000)	(660,000)
Total increase in shares outstanding	730,000	4,450,000

(a)	Inception date of the Fund was September 14, 2023.
The accompanying notes are an integral part of these financial statements.

4

Bahl & Gaynor Income Growth ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.65	$25.02
INVESTMENT OPERATIONS:
Net investment income(b)	0.30	0.20
Net realized and unrealized gain on investments(f)	2.23	0.63
Total from investment operations	2.53	0.83
LESS DISTRIBUTIONS FROM:
From net investment income	(0.30)	(0.20)
Total distributions	(0.30)	(0.20)
Net asset value, end of period	$27.88	$25.65
TOTAL rETURN(c)	9.88%	3.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$144,398	$114,133
Ratio of expenses to average net assets(d)	0.45%	0.45%
Ratio of net investment income to average net assets(d)	2.20%	2.82%
Portfolio turnover rate(c)(e)	8%	4%

(a)	Inception date of the Fund was September 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

5

Bahl & Gaynor Income Growth ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
Bahl & Gaynor Income Growth ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek current and growing dividend income, downside protection relative to the broader equity market, and long-term capital appreciation. The Fund commenced operations on September 14, 2023.
The end of the reporting period for the Fund is June 30, 2024, and the period covered by these Notes to Financial Statements is the six-month period from January 1, 2024 through June 30, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

6

Bahl & Gaynor Income Growth ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$143,829,238	$ —	$ —	$143,829,238
U.S. Treasury Bills	—	703,613	—	703,613
Total Investments in Securities	$143,829,238	$703,613	$—	$144,532,851

^	See Schedule of Investments for breakout of investments by sector.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT

7

Bahl & Gaynor Income Growth ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Fund. Distributions to shareholders from net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions and distributions in excess. For the fiscal period ended December 31, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(8,128,497)	$8,128,497

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Bahl & Gaynor, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses,

8

Bahl & Gaynor Income Growth ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $10,181,317 and $12,231,129, respectively.
During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities. The Fund held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $42,370,843 and $20,717,668, respectively.
NOTE 5 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of December 31, 2023 were as follows:

Tax cost of investments	$84,084,601
Gross tax unrealized appreciation	$32,914,386
Gross tax unrealized depreciation	(2,660,320)
Net tax unrealized appreciation (depreciation)	30,254,066
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(225,527)
Distributable earnings (accumulated losses)	$30,028,539

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended December 31, 2023, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.
As of December 31, 2023, the Fund had a short-term capital loss carryforward of $114,242 and a long-term capital loss carryforward of $111,285. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the period ended December 31, 2023 was $878,758 of ordinary income.

9

Bahl & Gaynor Income Growth ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.
NOTE 7 – IN-KIND CONTRIBUTIONS
As part of the Fund’s commencement of operation on September 14, 2023, the Bahl & Gaynor Income Growth ETF received an in-kind contribution from accounts managed by the Adviser, which consisted of $105,078,348 of securities which were recorded at their current value. The purpose of the transaction was to combine accounts with similar investment strategies into a single ETF with a comparable investment objective and investment strategy. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of September 14, 2023, was $69,874,268, resulting in net unrealized appreciation on investments of $35,204,080 as of that date. As a result of the in-kind contribution, the Bahl & Gaynor Income Growth ETF issued 4,200,000 shares at a $25.02 per share net asset value. All fees and expenses incurred in conjunction with the transaction were paid by the Adviser.
NOTE 8 – RISKS
Dividend-Paying Securities Risk. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

10

Bahl & Gaynor Income Growth ETF
Federal Tax Information
(Unaudited)
For the fiscal period ended December 31, 2023, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal period ended December 31, 2023 was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

11

Bahl & Gaynor Income Growth ETF
Information About Portfolio Holdings
(Unaudited)
The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (855) 994-1711 or by accessing the Fund’s website at etf.bahl-gaynor.com/bgig. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at etf.bahl-gaynor.com/bgig daily.

12

Bahl & Gaynor Income Growth ETF
Information About Proxy Voting
(Unaudited)
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (855) 994-1711, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at etf.bahl-gaynor.com/bgig.
When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (855) 994-1711 or by accessing the SEC’s website at www.sec.gov.

13

Bahl & Gaynor Income Growth ETF
Frequency Distribution of Premiums and Discounts
(Unaudited)
Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at etf.bahl-gaynor.com/bgig.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/06/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/06/2024

* Print the name and title of each signing officer under his or her signature.